UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Smead Value Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.06%
Banks - 3.24%
Wells Fargo & Co.	54,278	$1,278,247
Capital Goods - 2.93%
PACCAR, Inc.	28,194	1,155,672
Consumer Services - 7.91%
McDonald's Corp.	14,910	1,089,325
Starbucks Corp.	88,479	2,034,132
		3,123,457
Diversified Financials - 11.69%
Bank of New York Mellon Corp.	41,505	1,007,326
Franklin Resources, Inc.	18,935	1,827,417
Goldman Sachs Group, Inc.	7,766	1,063,476
Legg Mason, Inc.	28,383	718,942
		4,617,161
Food & Staples Retailing - 7.30%
Walgreen Co.	53,925	1,449,504
Wal-Mart Stores, Inc.	28,644	1,436,210
		2,885,714
Insurance - 6.74%
Aflac, Inc.	16,583	783,546
Berkshire Hathaway, Inc. (a)	23,851	1,878,982
		2,662,528
Media - 9.74%
Comcast Corp.	75,538	1,213,896
Gannett Co., Inc.	67,818	819,919
Walt Disney Co.	55,703	1,815,361
		3,849,176
Pharmaceuticals, Biotechnology & Life Sciences - 23.86%
Abbott Laboratories	27,064	1,335,338
Amgen, Inc. (a)	30,979	1,581,168
Bristol-Myers Squibb Co.	46,636	1,216,267
Johnson & Johnson	20,830	1,187,726
Merck & Co, Inc.	50,339	1,769,919
Mylan, Inc. (a)	67,262	1,154,216
Pfizer, Inc.	74,234	1,182,548
		9,427,182
Retailing - 10.17%
Cabela's, Inc. (a)	86,674	1,350,381
Home Depot, Inc.	50,500	1,404,405
Nordstrom, Inc.	43,742	1,265,019
		4,019,805
Software & Services - 13.01%
Accenture PLC	36,236	1,326,238
eBay, Inc. (a)	99,526	2,312,984
Microsoft Corp.	63,932	1,501,123
		5,140,345
Technology Hardware & Equipment - 1.47%
Hewlett Packard Co.	15,050	579,124
TOTAL COMMON STOCKS (Cost $36,516,773)		38,738,411

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.84%
Cash Equivalent - 1.84%
Dreyfus Cash Management
2.000% (b)	$729,011	729,011
TOTAL SHORT TERM INVESTMENTS (Cost $729,011)		729,011

Total Investments (Cost $37,245,784) - 99.90%		39,467,422
Other Assets in Excess of Liabilities - 0.10%		39,283
TOTAL NET ASSETS - 100.00%		$39,506,705

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Variable Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 37,245,784
	Gross unrealized appreciation	3,947,122
	Gross unrealized depreciation	(1,725,484)
	Net unrealized appreciation	$ 2,221,638

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Total Equity	38,738,411	-	-	38,738,411

Short-Term Investments	729,011	-	-	729,011

Total Investments in Securities	$39,467,422	$-	$-	$39,467,422

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010